united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

Main Sector Rotation ETF
(SECT)

Main Thematic Innovation ETF
(TMAT)

Main International ETF
(INTL)

Annual Report
October 31, 2023

1-866-383-9778
www.mainmgtetfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main Sector Rotation ETF, Main Thematic Innovation ETF or Main International ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

October 31, 2023

Dear Shareholder,

Continued Fed tightening and the potential end of the rate hike cycle have been a primary focus of markets this year. Inflation is abating but remains fairly elevated relative to history. Domestically, the concentration of returns has been a story throughout the year, with 7-8 individual stocks driving the bulk of the gains in the S&P 500. This dynamic has started to unwind a bit, but is still pronounced. The Israel-Palestine conflict, which erupted in October, has not yet resulted in any major concerns for global equity markets, but the conflict is ongoing and volatile.

Here in the U.S., the economic data has been relatively strong of late. Consumer Spending and Real GDP have come in above expectations and further pushed out calls for a recession into 2024 and beyond. The labor market remains solid and above-average growth appears to have quelled stagflation fears as well. As the Fed rate hike cycle has continued, rates have risen in response. The 10yr Treasury Yield has gone from 3.88% at the end of 2022 to 4.88% at the end of October. The yield curve has started to un-invert which has renewed calls for a recession, but there are some arguments that ‘this time is different’ (arguably the 4 most dangerous words in the financial industry). For 2023, through the end of October, the S&P 500 is up 10.7%, far ahead of the MSCI EAFE (Developed Markets), which is up +3.2%, and the MSCI EM (Emerging Markets) Index which is down -1.8%. Rising rates have adversely affected the Bloomberg US Aggregate Bond Index, which is down -2.8% so far this year, after being down roughly -12% last year.

As we look to the final months of 2023, the rhetoric around the end of the rate hike cycle remains at the forefront. Central Banks around the globe have been tightening in response to inflation and they have seen some success, for the most part. As a result, the question shifts from “How much more will they hike?” to “When will they pause and/or start cutting rates?” The data will likely play a big role in these decisions but is feels safe to say we appear to be closing in on the end of the rate hike cycle, both here in the U.S. and abroad.

Main Sector Rotation ETF’s performance was +6.16% for the trailing year ended October 31, 2023. The S&P 500 returned +10.14% and the Morningstar US Large Blend Category returned +7.56% for the same period. The strongest positive contributions to the Fund’s performance came from its positions in Semiconductors (SMH), Information Technology (XLK), and the NASDAQ (QQQ), while its positions in Regional Banks (KRE), and Biotechnology (XBI) have dragged on performance. As we head into the next year, the Fund remains positioned with a barbell approach between value & cyclicals on one side and growth at a reasonable price on the other.

Main Thematic Innovation ETF’S performance was +3.88 % for the trailing year ended October 31, 2023. The MSCI All Country World Index returned +10.50% and the Morningstar US Fund Mid-Cap Growth Category returned -0.49%. For some perspective, the ARK Innovation ETF (ARKK), which is a well-known thematic fund, is down -8.37% over that time period as well. The strongest positive contributions to the Fund’s performance have come from its positions in China Internet (KWEB) and Video Gaming & eSports (ESPO), while its positions in Genomics (ARKG) and Solar (TAN) have weighed on performance. As we head into the next year, the Fund remains positioned with a variety of themes that we feel have strong growth prospects at a reasonable price, large total addressable markets, and prospects for significant further market penetration.

Main International ETF’s performance was -0.53% from the fund’s 12/1/22 inception through October 31, 2023 (note this is not for the trailing 1-year period). The MSCI All Country World ex-USA Index returned -1.71% and the Morningstar US Fund Foreign Large Blend Category returned +2.28% for the same period. The strongest positive contributions to the Fund’s performance have come from its positions in Poland (EPOL) and China Internet (KWEB), while its positions in Israel (EIS) and South Korea (FLKR) have weighed on performance.

We at Main Management ETF Advisors, LLC, would like to thank you for being an investor and look forward to working with you in the coming year.

Glossary of Terms:

S&P 500 - The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 11.2 trillion indexed or benchmarked to the index, with indexed assets comprising approximately USD 4.6 trillion of this total. The index includes 500 leading companies and covers approximately 80% of available market capitalization. You cannot invest directly in an index.

Source: SPGlobal.com

Bloomberg U.S. Aggregate Bond Index - The Bloomberg USAgg Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). You cannot invest directly in an index.

Source: Bloomberg.com

MSCI EAFE Index - The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries.

Source: MSCI.com

MSCI Emerging Markets Index (USD) - The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,437 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Source: MSCI.com

Morningstar US Large Blend Category - Large-blend portfolios are fairly representative of the overall US stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the US equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of US industries, and owing to their broad exposure, the portfolios’ returns are often similar to those of the S&P 500 Index.

Source: Morningstar Report: Mutual Fund Data Definitions

MSCI ACWI Index - The MSCI ACWI Index, MSCI’s flagship global equity index, is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 27 emerging markets. As of November 2020, it covers more than 3,000 constituents across 11 sectors and approximately 85% of the free float-adjusted market capitalization in each market.

Source: MSCI.com

MSCI All Country World ex-USA Index - The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,322 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

Source: MSCI.com

Morningstar US Mid-Cap Growth Category - Mid-growth funds invest in stocks medium-sized companies that are projected to grow faster than other mid-cap stocks. The market capitalization range for U.S. mid-caps typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Source: Morningstar.com

8165-NLD-11072023

MAIN SECTOR ROTATION ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Average Total Return through October 31, 2023*, as compared to its benchmark:

	One Year	Five Year	Since Inception (1)
Main Sector Rotation ETF - NAV	6.16%	10.34%	9.57%
Main Sector Rotation ETF - Market Price	6.26%	10.36%	9.58%
S&P 500 Total Return Index (2)	10.14%	11.01%	11.00%

Comparison of the Change in Value of a $10,000 Investment

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2031, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.65% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 0.75%, including acquired fund fees and expenses, per the February 28, 2023 Prospectus.

(1)	As of the close of business on the day of commencement of operations on September 5, 2017.

(2)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of October 31, 2023

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	98.8%
Collateral For Securities Loaned	16.8%
Call Options Written	(0.3)%
Liabilities In Excess of Other Assets	(15.3)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

MAIN THEMATIC INNOVATION ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Average Total Return through October 31, 2023*, as compared to its benchmark:

	One Year	Since Inception (1)
Main Thematic Innovation ETF - NAV	3.88%	(21.37)%
Main Thematic Innovation ETF - Market Price	4.04%	(21.33)%
MSCI AC World Index (2)	10.50%	0.70%

Comparison of the Change in Value of a $10,000 Investment

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2031, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 1.64%, including acquired fund fees and expenses, per the February 28, 2023 Prospectus.

(1)	As of the close of business on the day of commencement of operations on January 28, 2021.

(2)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 27 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of October 31, 2023

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	94.5%
Collateral For Securities Loaned	19.0%
Liabilities In Excess of Other Assets	(13.5)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

MAIN INTERNATIONAL ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Average Total Return through October 31, 2023*, as compared to its benchmark:

Since Inception (1)
Main International ETF - NAV	(0.53)%
Main International ETF - Market Price	(0.42)%
MSCI ACWI ex USA GR USD (2)	(1.71)%

Comparison of the Change in Value of a $10,000 Investment

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.64% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 0.99%, after fee waiver and reimbursement and including acquired fund fees, and expenses per the February 28, 2023 Prospectus.

(1)	As of the close of business on the day of commencement of operations on December 1, 2022.

(2)	The MSCI ACWI Ex USA GR USD captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries.

Portfolio Composition as of October 31, 2023

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	98.8%
Collateral For Securities Loaned	4.2%
Liabilities In Excess of Other Assets	(3.0)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 98.2%
2,154,975	Communication Services Select Sector SPDR Fund(a)	$139,469,982
834,360	Health Care Select Sector SPDR Fund(b)	103,911,194
825,460	Industrial Select Sector SPDR Fund(a)	81,192,246
417,200	Invesco QQQ Trust Series 1	146,382,964
161,145	iShares Expanded Tech-Software Sector ETF(a)	54,378,380
2,598,560	iShares S&P Mid-Cap 400 Growth ETF(a),(b)	178,651,000
1,448,280	SPDR S&P Regional Banking ETF(a)	57,453,268
783,740	Technology Select Sector SPDR Fund(a),(b)	128,541,197
44,700	VanEck Oil Services ETF(a)	14,500,680
606,900	VanEck Semiconductor ETF(a)	84,328,755
982,905	Vanguard Energy ETF	117,889,626
401,085	Vanguard Health Care ETF	90,564,993
		1,197,264,285
	FIXED INCOME - 0.6%
75,235	SPDR Bloomberg 1-3 Month T-Bill ETF	6,908,078

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,035,393,025)	1,204,172,363

	SHORT-TERM INVESTMENTS — 16.8%
	COLLATERAL FOR SECURITIES LOANED - 16.8%
205,279,449	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.28% (Cost $205,279,449)(c),(d)	205,279,449

	TOTAL INVESTMENTS - 115.6% (Cost $1,240,672,474)	$1,409,451,812
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $7,295,369)	(3,538,230)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.3)%	(186,180,928)
	NET ASSETS - 100.0%	$1,219,732,654

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Contracts(e)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN- (0.3)%
412	VanEck Oil Services ETF	01/19/2024	$265	$10,918,000	$2,630,620
9,812	Vanguard Energy ETF	12/15/2023	130	127,556,000	907,610
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $7,295,369)				$3,538,230

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The fair value of the securities on loan as of October 31, 2023 was $202,662,755.

(b)	All or a portion of the security is held as collateral for options. As of October 31, 2023, the fair value of the securities held as collateral was $119,365,700.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2023. Total collateral had a value of $205,279,449 at October 31, 2023.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.5%
	EQUITY - 94.5%
489,240	ARK Fintech Innovation ETF(a),(b)	$8,835,674
278,640	ARK Genomic Revolution ETF(a),(b)	6,414,293
767,880	Bitwise Crypto Industry Innovators ETF(a),(b),(c)	5,329,087
139,320	Defiance Quantum ETF(b)	6,248,502
129,600	First Trust Cloud Computing ETF(a),(b)	9,471,168
230,040	First Trust Nasdaq Artificial Intelligence and Robotics ETF(b)	8,516,081
339,940	Global X Artificial Intelligence & Technology ETF(b)	8,892,830
213,840	Proshares Online Retail ETF(a),(b),(c)	6,328,595
304,560	Renaissance IPO ETF(a),(b),(c)	9,063,706
187,920	VanEck Video Gaming and eSports ETF	9,427,946
	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,262,904)	78,527,882

	SHORT-TERM INVESTMENTS — 19.0%
	COLLATERAL FOR SECURITIES LOANED - 19.0%
15,805,428	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.28% (Cost $15,805,428)(d),(e)	15,805,428

	TOTAL INVESTMENTS – 113.5% (Cost $122,068,332)	$94,333,310
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.5)%	(11,245,291)
	NET ASSETS - 100.0%	$83,088,019

ETF - Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The fair value of the securities on loan as of October 31, 2023 was $15,687,026.

(c)	Affiliated Company – Main Thematic Innovation ETF holds in excess of 5% of the outstanding voting securities of this security.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(e)	Security was purchased with cash received as collateral for securities on loan at October 31, 2023. Total collateral had a value of $15,805,428 at October 31, 2023.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 98.8%
280,250	Franklin FTSE Brazil ETF	$4,982,845
151,955	Franklin FTSE Canada ETF	4,361,109
156,750	Franklin FTSE India ETF	4,840,440
472,635	Franklin FTSE Japan ETF	12,236,519
237,125	Franklin FTSE Mexico ETF(a)	6,420,823
183,050	Franklin FTSE South Korea ETF	3,438,155
137,750	Franklin FTSE Taiwan ETF	4,892,150
225,660	Franklin FTSE United Kingdom ETF	5,190,180
78,375	INQQ The India Internet & Ecommerce ETF(a),(b),(c)	951,473
275,500	iShares MSCI France ETF(c)	9,490,976
211,400	iShares MSCI Germany ETF(c)	5,323,052
47,500	iShares MSCI India Small-Cap ETF	2,933,125
123,500	iShares MSCI Israel ETF(a)	5,757,570
57,000	iShares MSCI Japan Small-Cap ETF(c)	3,796,286
46,500	iShares MSCI Mexico ETF(c)	2,548,200
254,160	iShares MSCI Poland ETF(c)	5,045,076
154,390	iShares MSCI Sweden ETF	4,857,109
142,500	KraneShares CSI China Internet ETF(b)	3,712,125
	TOTAL EXCHANGE-TRADED FUNDS (Cost $94,146,022)	90,777,213

	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED - 4.2%
3,819,825	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.28% (Cost $3,819,825)(d),(e)	3,819,825

	TOTAL INVESTMENTS - 103.0% (Cost $97,965,847)	$94,597,038
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(2,742,956)
	NET ASSETS - 100.0%	$91,854,082

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan. The fair value of the securities on loan as of October 31, 2023 was $3,745,345.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(e)	Security was purchased with cash received as collateral for securities on loan at October 31, 2023. Total collateral had a value of $3,819,825 at October 31, 2023.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2023

	Main Sector		Main Thematic		Main International
	Rotation ETF		Innovation ETF		ETF
ASSETS
Investments in Affiliated Securities, at cost	$—		$27,534,297		14,782,658
Investments in Unaffiliated Securities, at cost	1,240,672,474		94,534,035		83,183,189
Total Investments, at cost	$1,240,672,474		$122,068,332		$97,965,847
Investments in Affiliated Securities, at value	$—		$20,721,388		$13,129,866
Investments in Unaffiliated Securities, at value	1,409,451,812		73,611,922		81,467,172
Total Investments, at value	$1,409,451,812	*	$94,333,310	*	$94,597,038	*
Cash and cash equivalents	4,206,555		4,700,998		1,202,056
Cash held for collateral at broker for options	10,684,438		—		—
Cash held for collateral at custodian	5,424,317		—		—
Receivable for fund shares sold	—		127,022		—
Receivable for securities lending	72,301		15,298		22,965
Dividends and interest receivable	305		—		—
Prepaid expenses and other assets	11,077		1,730		1,900
TOTAL ASSETS	1,429,850,805		99,178,358		95,823,959

LIABILITIES
Securities lending collateral payable	205,279,449		15,805,428		3,819,825
Payable for securities purchased	—		119,798		—
Options Written (Proceeds $7,295,369)	3,538,230		—		—
Investment advisory fees payable	1,046,454		95,845		69,388
Payable to related parties	181,917		21,660		21,594
Other accrued expenses and other liabilities	72,101		47,608		59,070
TOTAL LIABILITIES	210,118,151		16,090,339		3,969,877
NET ASSETS	$1,219,732,654		$83,088,019		$91,854,082

NET ASSETS CONSIST OF:
Paid in capital	$1,099,982,753		$133,531,405		$97,066,167
Distributable earnings (losses)	119,749,901		(50,443,386)		(5,212,085)
NET ASSETS	$1,219,732,654		$83,088,019		$91,854,082

NET ASSET VALUE PER SHARE:
Net Assets	$1,219,732,654		$83,088,019		$91,854,082
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	29,800,000		6,480,000		4,750,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$40.93		$12.82		$19.34

*	Includes fair value of securities on loan in the amount of $202,662,755, $15,687,026 and $3,745,345 for Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF, respectively.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF OPERATIONS

	Main Sector Rotation ETF	Main Thematic Innovation ETF	Main International ETF
	For the Year Ended	For the Year Ended	For the Period Ended
	October 31, 2023	October 31, 2023	October 31, 2023 (a)
INVESTMENT INCOME
Dividends	$16,053,144	$81,162	$2,070,666
Dividends from affiliates	36,429	—	62,619
Interest	939,224	78,263	—
Securities lending income	668,730	601,098	97,754
TOTAL INVESTMENT INCOME	17,697,527	760,523	2,231,039

EXPENSES
Investment advisory fees	5,607,422	512,614	421,151
Administrative services fees	506,609	54,367	72,450
Custodian fees	96,113	27,299	22,898
Printing and postage expenses	59,526	48,494	5,563
Compliance officer fees	45,000	14,002	10,967
Professional fees	36,276	42,953	34,083
Trustees fees and expenses	28,498	14,083	11,302
Insurance expense	18,476	3,006	1,413
Transfer agent fees	34,253	10,567	9,739
Other expenses	13,201	13,301	9,314
TOTAL EXPENSES	6,445,374	740,686	598,880

Less: Fees waived by the Advisor	—	—	(107,209)

NET EXPENSES	6,445,374	740,686	491,671

NET INVESTMENT INCOME	11,252,153	19,837	1,739,368

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	(17,886,835)	(10,514,469)	(1,843,276)
Investments in affiliates	(8,044,555)	(323,935)	—
Options written	(5,940,773)	—	—
Net realized gain (loss) on in-kind redemptions	34,074,209	(252,836)	1,972,411
Net change in unrealized appreciation (depreciation) on:
Investments	34,446,416	9,192,934	(1,716,016)
Investments in affiliates	4,902,492	1,462,483	(1,652,793)
Options written	3,929,633	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	45,480,587	(435,823)	(3,239,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,732,740	$(415,986)	$(1,500,306)

(a)	The Main International Rotation ETF commenced operations on December 1, 2022.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
FROM OPERATIONS:
Net investment income	$11,252,153	$8,476,345
Net realized gain from investments, options written and in-kind redemptions	2,202,046	64,095,781
Net change in unrealized appreciation (depreciation) on investments and options written	43,278,541	(175,611,616)
Net increase (decrease) in net assets resulting from operations	56,732,740	(103,039,490)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(10,057,090)	(6,718,185)
Decrease in net assets resulting from distributions to shareholders	(10,057,090)	(6,718,185)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	434,202,327	280,908,461
Payments for shares redeemed	(224,220,917)	(228,364,134)
Net increase in net assets resulting from shares of beneficial interest	209,981,410	52,544,327

TOTAL INCREASE (DECREASE) IN NET ASSETS	256,657,060	(57,213,348)

NET ASSETS
Beginning of Year	963,075,594	1,020,288,942
End of Year	$1,219,732,654	$963,075,594

SHARE ACTIVITY
Shares sold	10,600,000	6,800,000
Shares redeemed	(5,550,000)	(5,650,000)
Net increase in shares of beneficial interest outstanding	5,050,000	1,150,000

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$19,837	$(2,183)
Net realized loss from investments and in-kind redemptions	(11,091,240)	(7,110,680)
Capital gain distributions from underlying investment companies	—	136,324
Net change in unrealized appreciation (depreciation) on investments	10,655,417	(38,756,330)
Net decrease in net assets resulting from operations	(415,986)	(45,732,869)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(159,510)	(91,213)
Net decrease in net assets resulting from distributions to shareholders	(159,510)	(91,213)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	41,243,919	24,929,511
Payments for shares redeemed	(11,182,085)	(10,026,207)
Net increase in net assets resulting from shares of beneficial interest	30,061,834	14,903,304

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,486,338	(30,920,778)

NET ASSETS
Beginning of Year	53,601,681	84,522,459
End of Year	$83,088,019	$53,601,681

SHARE ACTIVITY
Shares sold	3,020,000	1,380,000
Shares Redeemed	(870,000)	(620,000)
Net increase in shares of beneficial interest outstanding	2,150,000	760,000

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2023 (a)
FROM OPERATIONS:
Net investment income	$1,739,368
Net realized gain from investments and in-kind redemptions	129,135
Net change in unrealized depreciation on investments	(3,368,809)
Net decrease in net assets resulting from operations	(1,500,306)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(1,913,795)
Decrease in net assets resulting from distributions to shareholders	(1,913,795)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	113,371,505
Payments for shares redeemed	(18,103,322)
Net increase in net assets resulting from shares of beneficial interest	95,268,183

TOTAL INCREASE IN NET ASSETS	91,854,082

NET ASSETS
Beginning of Period	—
End of Period	$91,854,082

SHARE ACTIVITY
Shares sold	5,620,000
Shares redeemed	(870,000)
Net increase in shares of beneficial interest outstanding	4,750,000

(a)	The Main International ETF commenced operations on December 1, 2022.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2022	October 31, 2021		May 31, 2021	May 31, 2020	May 31, 2019
Net asset value, beginning of year/period	$38.91	$43.23	$40.42		$27.72	$26.99	$28.21
Income from investment operations:
Net investment income (1,6)	0.42	0.35	0.15		0.24	0.38	0.27
Net realized and unrealized gain (loss) on investments	1.97	(4.40)	2.77		12.83	0.74	(1.05)
Total from investment operations	2.39	(4.05)	2.92		13.07	1.12	(0.78)
Less distributions from:
Net investment income	(0.37)	(0.27)	(0.11)		(0.37)	(0.39)	(0.20)
Net realized gains	—	—	—		—	—	(0.24)
Total distributions	(0.37)	(0.27)	(0.11)		(0.37)	(0.39)	(0.44)
Net asset value, end of year/period	$40.93	$38.91	$43.23		$40.42	$27.72	$26.99
Market price, end of year/period ^	$40.97	$38.91	$43.20		$40.46	$27.73	$26.98
Total return (2)	6.16%	(9.37)%	7.25	% (3)	47.61%	4.28%	(2.68)%
Net assets, at end of year/period (000s)	$1,219,733	$963,076	$1,020,289		$871,097	$535,065	$442,634
Ratio of expenses to average net assets (5)	0.57%	0.58%	0.57	% (4)	0.59%	0.60%	0.61%
Ratio of net investment income to average net assets (6)	1.00%	0.86%	0.88	% (4)	0.69%	1.32%	1.00%
Portfolio Turnover Rate (7)	33%	48%	0	% (3)	27%	76%	61%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

For the	For the	For the	For the
Year Ended	Year Ended	Period* Ended	Period Ended
October 31, 2023	October 31, 2022	October 31, 2021	May 31, 2021 (1)
Net asset value, beginning of year/period	$12.38	$23.68	$23.05	$25.00
Income from investment operations:
Net investment income (loss) (2,8)	0.00	(3)	(0.00	) (3)	0.00	(3)	(0.06)
Net realized and unrealized gain (loss) on investments	0.48	(10)	(11.28)	0.65	(1.89)
Total from investment operations	0.48	(11.28)	0.65	(1.95)
Less distributions from:
Net investment income	(0.04)	(0.02)	—	—
Return of capital	—	—	(0.02)	—
Total distributions	(0.04)	(0.02)	(0.02)	—
Net asset value, end of year/period	$12.82	$12.38	$23.68	$23.05
Market price, end of year/period ^	$12.84	$12.38	$23.65	$23.04
Total return (4)	3.88%	(47.66)%	2.82	% (5)	(7.80	)% (5)
Net assets, at end of year/period (000s)	$83,088	$53,602	$84,522	$68,918
Ratio of expenses to average net assets (7)	0.94%	0.96%	0.87	% (6)	0.86	% (6)
Ratio of net investment income (loss) to average net assets (8)	0.03%	(0.00)%	0.02	% (6)	(0.72	)% (6)
Portfolio Turnover Rate (9)	52%	43%	34	% (5)	60	% (5)

(1)	The Main Thematic Innovation ETF commenced operations on January 28, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents amount less than 0.005.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(10)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Period Ended
	10/31/2023 (1)
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (2,7)	0.43
Net realized and unrealized loss on investments	(0.51)
Total from investment operations	(0.08)
Less distributions from:
Net investment income	(0.58)
Total distributions	(0.58)
Net asset value, end of period	$19.34
Market price, end of period ^	$19.36
Total return (3)	(0.53	)% (4)
Net assets, at end of period (000s)	$91,854
Ratio of gross expenses to average net assets (6)	0.78	% (5)
Ratio of net expenses to average net assets (6)	0.64	% (5)
Ratio of net investment income to average net assets (7)	2.26	% (5)
Portfolio Turnover Rate (8)	33	% (4)

(1)	The Main International ETF commenced operations on December 1, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

See accompanying notes to financial statements.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

1.	ORGANIZATION

The Main Sector Rotation ETF, the Main Thematic Innovation ETF and the Main International ETF (the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a Trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Main Sector Rotation ETF commenced operations on September 5, 2017. The Main Thematic Innovation ETF commenced operations on January 28, 2021. The Main International ETF commenced operations on December 1, 2022. The Funds are “fund of funds” in that each Fund will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Main Sector Rotation ETF – seeks to outperform the S&P 500 Total Return Index in rising markets while limiting losses during periods of decline.

Main Thematic Innovation ETF – seeks to outperform the MSCI ACWI Index in rising markets while limiting losses during periods of decline.

Main International ETF – seeks to outperform the MSCI All Country World ex-USA Index® over a full market cycle while maintaining below-benchmark risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Designee”) .. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Underlying Investment Companies - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2023 for the Funds’ investments measured at fair value:

Main Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,204,172,363	$—	$—	$1,204,172,363
Collateral For Securities Loaned	205,279,449	—	—	205,279,449
Total	$1,409,451,812	$—	$—	$1,409,451,812

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$3,538,230	$—	$3,538,230
Total	$—	$3,538,230	$—	$3,538,230

Main Thematic Innovation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$78,527,882	$—	$—	$78,527,882
Collateral For Securities Loaned	15,805,428	—	—	15,805,428
Total	$94,333,310	$—	$—	$94,333,310

Main International ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$90,777,213	$—	$—	$90,777,213
Collateral For Securities Loaned	3,819,825	—	—	3,819,825
Total	$94,597,038	$—	$—	$94,597,038

The Funds did not hold any Level 3 securities during the period.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivatives Risk – The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Funds may experience lower returns if the value of the reference index or security rises above the strike price.

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Funds bear a risk that the value of the securities held by the Funds will vary from the value of the index and relative to the written index call option positions.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Accordingly, the Funds may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Funds, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As a writer of an index call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended May 31, 2020, to May 31, 2021 and the period ended October 31, 2022, or expected to be taken in the Fund’s October 31, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the year ended October 31, 2023, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds (see additional information at Note 8).

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$562,226,129	$363,176,656
Main Thematic Innovation ETF	40,300,237	43,350,885
Main International ETF	47,735,539	28,491,309

For the year ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$248,665,556	$219,845,446
Main Thematic Innovation ETF	40,559,731	10,883,619
Main International ETF	92,859,353	18,086,697

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the investment adviser (the “Adviser”) to the Funds. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages the Funds’ portfolios, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50%, 0.65%, and 0.55% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively.

For the year ended October 31, 2023, the advisory fees incurred by each of the Funds were as follows:

Advisory Fee
Main Sector Rotation ETF	$5,607,422
Main Thematic Innovation ETF	512,614
Main International ETF	421,151

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least February 28, 2031 for Main Sector Rotation ETF and Main Thematic Innovation ETF and until at least February 28, 2024 for Main International ETF, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.65%, 0.99%, and 0.64% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. During the year ended October 31, 2023, the total amount of advisory fees waived for the Main International ETF was $107,209 which are subject to recapture until October 31, 2026. During the year ended October 31, 2023, the Main Sector Rotation ETF and the Main Thematic Innovation ETF did not waive any advisory fees. As of October 31, 2023, there are no previously waived advisory fees subject to recapture for the Main Sector Rotation ETF and Main Thematic Innovation ETF.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund’s shares for such distribution and shareholder service activities. As of October 31, 2023, the Plan has not been activated. For the year ended October 31, 2023, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statements of Operations.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At October 31, 2023, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Main Sector Rotation ETF	$1,233,383,319	$192,239,934	$(19,709,671)	$172,530,263
Main Thematic Innovation ETF	$122,068,332	$—	$(27,735,022)	$(27,735,022)
Main International ETF	$97,965,847	$1,446,966	$(4,815,775)	$(3,368,809)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the period ended October 31, 2023, and October 31,2022 was as follows:

	For the period ended October 31, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$10,057,090	$—	$—	$10,057,090
Main Thematic Innovation ETF	159,510	—	—	$159,510
Main International ETF	1,913,795	—	—	$1,913,795

	For the period ended October 31, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$6,718,185	$—	$—	$6,718,185
Main Thematic Innovation ETF	91,213	—	—	$91,213
Main International ETF	—	—	—	$—

As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Main Sector Rotation ETF	$4,213,705	$—	$—	$(51,852,060)	$(5,142,007)	172,530,263	$119,749,901
Main Thematic Innovation ETF	—	—	(52,883)	(22,655,481)	—	(27,735,022)	$(50,443,386)
Main International ETF	—	—	—	(1,843,276)	—	(3,368,809)	$(5,212,085)

The difference between book basis and tax basis accumulated net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences for the Funds is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Main Thematic Innovation ETF incurred and elected to defer such late year losses of $52,883.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

At October 31, 2023, the Funds had a capital loss carry forward for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Main Sector Rotation ETF	$37,218,291	$14,633,769	$51,852,060	$—
Main Thematic Innovation ETF	13,225,002	9,430,479	$22,655,481	—
Main International ETF	1,843,276	—	$1,843,276	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in-kind redemptions, the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, and adjustments for prior year tax returns, resulted in reclassification for the year ended October 31, 2023 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Main Sector Rotation ETF	$33,822,003	$(33,822,003)
Main Thematic Innovation ETF	(779,460)	779,460
Main International ETF	1,797,984	(1,797,984)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Main Sector Rotation ETF only in Creation Unit size aggregations of 50,000 shares. Shares are created and redeemed by the Main Thematic Innovation ETF and Main International ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the year ended October 31, 2023, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Main Sector Rotation ETF	$21,200	$—
Main Thematic Innovation ETF	$15,200	$—
Main International ETF	$7,200	$—

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Brown Brothers Harriman (“BBH”), each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of October 31, 2023:

		Overnight and	Up to		Greater than
	Collateral	Continuous	30 Days	30-90 days	90 days	Total
Main Sector Rotation ETF	Fidelity Money Market Government Portfolio	$205,279,449	$—	$—	$—	$205,279,449
Main Thematic Innovation ETF	Fidelity Money Market Government Portfolio	15,805,428	—	—	—	15,805,428
Main International ETF	Fidelity Money Market Government Portfolio	3,819,825	—	—	—	3,819,825

At October 31, 2023, each Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Money Market Government Portfolio as shown in each Fund’s Schedule of Investments. The Funds receive compensation relating to the lending of the Funds’ securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Funds totaled $202,662,755, $15,687,026, and $3,745,345 for the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively, at October 31, 2023. The securities loaned are noted in each Fund’s Schedule of Investments. The fair value of the “Securities Lending Collateral” in each Fund’s Schedule of Investments includes only cash collateral received and reinvested that totaled $205,279,449, $15,805,428, and $3,819,825 for the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively, at October 31, 2023. These amounts are offset by a liability recorded as “Securities lending collateral payable upon return” as shown in the Statements of Assets and Liabilities.

9.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Main Sector Rotation ETF’s Statement of Assets and Liabilities as of October 31, 2023.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$3,538,230

The following is a summary of the effect of derivative instruments on the Main Sector Rotation ETF’s Statement of Operations for the year ended October 31, 2023.

Net
	Net	Change in Unrealized
	Realized Loss	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(5,940,773)	$3,929,633

The average notional value of derivative instruments outstanding during the year ended October 31, 2023, was $109,644,500.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

As of October 31, 2023, there was $10,684,438 in cash held for collateral at the broker and $5,424,317 in cash held for collateral at the custodian for options as shown in the Statement of Assets and Liabilities. As of October 31, 2023, there were securities held as collateral for options with a fair value of $119,365,700.

10.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2023 are noted in the Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Main Sector Rotation ETF

					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Year	Income	of Year
Invesco Dynamic Leisure and Entertainment ETF	$46,787,895	$1,965,140	$(45,610,972)	$(8,044,555)	$4,902,492	$—	$36,429	—

Main Thematic Innovation ETF

					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Year	Income	of Year
Bitwise Crypto Industry Innovators ETF	$1,648,344	$2,962,392	$(267,626)	$(37,391)	$1,023,368	$5,329,087	$—	767,880
Proshares Online Retail ETF	$3,259,906	$4,035,768	$(701,339)	$(189,266)	$(76,474)	$6,328,595	$—	213,840
Renaissance IPO ETF	$5,272,056	$4,386,674	$(1,013,335)	$(97,278)	$515,589	$9,063,706	$—	304,560
				$(323,935)	$1,462,483	$20,721,388	$—

Main International ETF

	Fair Value				Net Change in		Dividend
	Beginning of			Realized	Unrealized	Fair Value End of	Credited to	Shares End
	Period	Purchases	Sales Proceeds	Gain (Loss)	Depreciation	Period	Income	of Period
Franklin FTSE Mexico ETF	$—	$7,028,177	$—	$—	$(607,354)	$6,420,823	$62,619	237,125
INQQ The India Internet & Ecommerce ETF	$—	$981,413	$—	$—	$(29,940)	$951,473	$—	78,375
iShares MSCI Israel ETF	$—	$6,773,069	$—	$—	$(1,015,499)	$5,757,570	$—	123,500
				$—	$(1,652,793)	$13,129,866	$62,619

11.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On December 21, 2023 the Main Sector Rotation ETF and Main International ETF made an income distribution of $0.1392 and $0.3323 per share, respectively. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF and Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF (the “Funds”), each a series of Northern Lights Fund Trust IV, as of October 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Main Sector Rotation ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, and 2022, for the period from June 1, 2021 to October 31, 2021, and for the years ended May 31, 2021, 2020, and 2019
Main Thematic Innovation ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, and 2022, for the period from June 1, 2021 to October 31, 2021, and for the period from January 28, 2021 (commencement of operations) to May 31, 2021
Main International ETF	For the period from December 1, 2022 (commencement of operations) to October 31, 2023

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 28, 2023

MAIN ETFS
EXPENSE EXAMPLE (Unaudited)
October 31, 2023

ETFs have operating expenses. As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending	Annualized
	Beginning	Account	Expense	Expenses Paid
	Account Value	Value	Ratio	During Period
Actual	5/1/23	10/31/23		5/1/23-10/31/23*
Main Sector Rotation ETF	$1,000.00	$1,010.80	0.57%	$2.89
Main Thematic Innovation ETF	$1,000.00	$959.60	0.96%	$4.74
Main International ETF	$1,000.00	$940.00	0.64%	$3.13
Hypothetical**
(5% return before expenses)	5/1/23	10/31/23		5/1/23-10/31/23*
Main Sector Rotation ETF	$1,000.00	$1,022.33	0.57%	$2.91
Main Thematic Innovation ETF	$1,000.00	$1,020.37	0.96%	$4.89
Main International ETF	$1,000.00	$1,021.98	0.64%	$3.26

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	The hypothetical example assumes that the Fund was in operation for the full six months ended October 31, 2023.

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.mainmgtetfs.com.

MAIN ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

FOREIGN TAX CREDIT

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended October 31, 2023, were as follows:

For period ended
10/31/2023	Foreign Taxes Paid	Foreign Source Income
Main Thematic Innovation ETF	$0.0009	$0.0058
Main International ETF	$0.0260	$0.3262

For period ended
10/31/2022	Foreign Taxes Paid	Foreign Source Income
Main Thematic Innovation ETF	$0.0009	$0.0084
Main International ETF	$—	$—

MAIN ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

Renewal of the Investment Advisory Agreement with Main Management ETF Advisors, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 24, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Main Advisory Agreement”) between Main Management ETF Advisors, LLC (“MMEA”) and the Trust, with respect to Main Sector Rotation ETF (“Main SR”) and Main Thematic Innovation ETF (“Main TI” and collectively, the “Main ETFs”). In considering the renewal of the Main Advisory Agreement, the Board received materials specifically relating to the Main Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Main Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Main Advisory Agreement on behalf of Main SR and Main TI and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the Main Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and business experience of the key professionals at MMEA that were providing advisory services to the Main ETFs and noted that each had been with MMEA since 2017 and with MMEA’s parent company for at least a decade if not longer. The Board recognized that each were seasoned industry professionals with extensive experience in research, operations and trading. The Board acknowledged that MMEA provided research, analysis, compliance and operations services to the Main ETFs. The Board discussed that MMEA engaged an outside compliance consultant to assist the chief compliance officer in his oversight duties. The Board reviewed MMEA’s description of the manner in which its traders and portfolio managers monitored strategy positions daily to ensure ongoing compliance with investment limitations. The Board noted that MMEA reported no cybersecurity incidents or compliance issues since the advisory agreement’s most recent renewal. The Board noted that MMEA chose broker-dealers on the basis of best execution and that it monitored bid/ask spreads, differences between share price and net asset value per share, volume, creates and redeems, rebalancing and tracking error. The Board discussed that MMEA reported no material litigation or regulatory examinations since the most recent renewal of the advisory agreement. The Board concluded that it could expect MMEA to continue providing high quality services to each of the Main ETFs and its shareholders.

Performance.

Main SR—The Board discussed that Main SR’s 5.37% net return over the 1-year period was the second highest return of its peer group and was higher than the 2.66% net return of the S&P 500 Total Return Index and 1.76% median net return of the Morningstar category. The Board noted that Main SR’s 16.70% net return over the 3- year period was the highest of its peer group and higher than the 14.52% net return of the S&P 500 Total Return Index and 13.51% median net return of the Morningstar category. The Board observed that the Main SR’s 5-year net return of 9.44% slightly trailed the 9.58% median return of the Morningstar category and exceeded the 7.91% median net return of the peer group. The Board reviewed that Main SR’s 9.71% net return over the since inception period outperformed the 9.62% median net return of the Morningstar category and the 8.04% median net return of the peer group. The Board concluded that Main SR’s performance was acceptable.

Main TI—The Board observed that Main TI had underperformed its benchmark, Morningstar category and peer group over all periods. The Board noted MMEA’s explanation that the end of the interest rate hike cycle could provide a more favorable backdrop for the thematic space which was large comprised of growth industries. The Board reviewed that MMEA reported that the relative slowdown in interest rate increases corresponded to a 14% performance increase for the first quarter of the year. The Board determined that

MAIN ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2023

MMEA has yet to manage Main TI over a full market cycle. The Board concluded that Main TI’s performance was acceptable.

Fees and Expenses.

Main SR—The Board noted that Main SR’s 0.50% advisory fee was lower than the 0.52% average advisory fee of the Morningstar category and the 0.59% average advisory fee of the peer group. The Board discussed that Main SR’s 0.58% net expense ratio was lower than the 0.64% average net expense ratio of the peer group and well below the 1.38% high of the Morningstar category. The Board determined that MMEA’s fees for Main SR were not unreasonable.

Main TI—The Board observed that the 0.65% advisory fee for Main TI was on par with the median of the peer group and only slightly higher than the 0.63% average of the Morningstar category. The Board noted that the 0.96% net expense ratio for Main TI was lower than the 1.00% high of the Morningstar category and slightly lower than the 0.97% high of the peer group. The Board determined that MMEA’s fees for Main TI were not unreasonable.

Profitability . The Board reviewed the profitability analysis provided by MMEA for each of the Main ETFs. The Board observed that MMEA was earning a reasonable profit from each of Main SR and Main TI. The Board determined that excessive profitability was not an issue for MMEA with respect to either Main ETF as this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Main ETFs. The Board noted that MMEA had indicated a willingness to evaluate the appropriateness of breakpoints when at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from MMEA as the Board believed to be reasonably necessary to evaluate the terms of the Main Advisory Agreement, and with the advice of independent counsel, the Board determined that renewal of the Main Advisory Agreement with MMEA on behalf of the Main ETFs was in the best interests of each Main ETF and its shareholders.

MAIN ETFS
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees***

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013).
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

10/31/23 – NLFT IV_v1

MAIN ETFS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

October 31, 2023

Interested Trustee, Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang*** 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	Trustee since 2023, President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	4	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Associate Director (since 2022) and Manager (2018-2022), Legal Administration), Ultimus Fund Solutions, LLC; Senior Paralegal, Gemini Fund Services, LLC (since 2015).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023 ); Senior Compliance Officer, Northern Lights Compliance, LLC (2019 -2023); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of October 31, 2023, the Trust was comprised of 36 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the Funds managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Ms. Wang is an interested Trustee because she is also an officer of the Trust.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-383-9778.

10/31/23 – NLFT IV_v1

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-383-9778 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-383-9778.

ADVISER
Main Management ETF Advisors, LLC
601 California Street, Suite 620
San Francisco, California 94108

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

MAINETF-AR23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees                                    10/31/2023      10/31/2022

      Main Sector Rotation ETF                $13,750          $15,000

       Main Thematic Innovation ETF          $13,750         $15,000

       Main International ETF                     $12,350          N/A

(b) Audit-Related Fees                         10/31/2023     10/31/2022

      Main Sector Rotation ETF                None              None

      Main Thematic Innovation ETF          None              None

      Main International ETF                     None                N/A

(c) Tax Fees                                          10/31/2023       10/31/2022

Main Sector Rotation ETF                 $3,000              $3,000

Main Thematic Innovation ETF          $3,000             $3,000

Main International ETF                      $3,500              N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees                               10/31/2023       10/31/2022

      Main Sector Rotation ETF              None                None

      Main Thematic Innovation ETF         None               None

      Main International ETF                    None                 N/A

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Main Sector Rotation ETF

                                                     10/31/2023       10/31/2022

Audit-Related Fees:                        0.00%              0.00%

Tax Fees:                                       0.00%             0.00%

All Other Fees:                               0.00%              0.00%

Main Thematic Innovation ETF

                                                       10/31/2023      10/31/2022

Audit-Related Fees:                          0.00%            0.00%

Tax Fees:                                         0.00%            0.00%

All Other Fees:                                 0.00%           0.00%

Main International ETF

                                                     10/31/2023        10/31/2022

Audit-Related Fees:                        0.00%               N/A

Tax Fees:                                       0.00%               N/A

All Other Fees:                               0.00%              N/A

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                          10/31/23      10/31/2022

Main Sector Rotation ETF                  $3,000        $3,000

Main Thematic Innovation ETF            $3,000         $3,000

Main International ETF                        $3,500          N/A

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Thomas Sarkany, and Charles Ranson.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/4/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 1/4/24